Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of related party [Abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Revenues from Construction and Management Services	50	47	116	116
Transportation Expenses	66	67	203	207
The following table provides a reconciliation of changes in the fair value of private equity investments classified as FVOCI:

Total
As at December 31, 2024	219
Acquisitions	2
Transfer to Investments in Equity-Accounted Affiliates	(5)
Changes in Fair Value	(26)
As at September 30, 2025	190